Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Documentand Entity Information [Abstract]
Document Type	20-F/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	ENIC
Entity Registrant Name	ENEL CHILE S.A.
Entity Central Index Key	0001659939
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	49,092,772,762